Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total: $
							(thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file
Number(s) of all institutional investment managers with Respect to which this report is filed, other that the Manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE



                    Form 13F    INFORMATIONAL    TABLE
COLUMN    1     COLUMN   2   COLUMN   3  COLUMN   4    COLUMN     5     COLUMN 6

NAME OF ISSUER  TITLE OF CLASS  CUSIP       VALUE   SHRS OR  SH/  PUT/INVESTMENT
                                         (x$1000)  PRN AMT  PRN  CALL DISCRETION

Abbott Labs 	     Common    002824100    253007   7163276  SH	  Sole
Accenture Ltd	     Common    G1151C101    261883   3447184  SH	  Sole
Allergan	     Common    018490102    356831   3196551  SH          Sole
Apple Inc            Common    037833100    171858    388265  SH          Sole
CH Robinson Inc	     Common    12541W209    120770   2031112  SH	  Sole
Cognizant Tech Sol   Common    192446102    345729   4512840  SH          Sole
Core Laboratories Nv Common    N22717107       979      7099  SH          Sole
Factset Res	     Common    303075105    203279   2195238  SH          Sole
Fastenal             Common    311900104     98954   1927058  SH          Sole
Gartner Inc          Common    366651107     60316   1108540  SH          Sole
Google		     Common    38259P508    356646    449159  SH          Sole
Intuit Inc	     Common    461202103    266216   4055081  SH          Sole
Intuitive Surgical   Common    46120E602    165438    336811  SH          Sole
Ishares Tr Russell 1 Common    464287614      3697     51843  SH          Sole
Nike Inc Cl B        Common    654106103    341454   5786377  SH          Sole
Novo Nordisk         Common    670100205       401      2480  SH          Sole
Oracle Corp	     Common    68389X105    226444   7001972  SH          Sole
Qualcomm Inc         Common    747525103    333879   4986996  SH	  Sole
Sap Ag Adr           Common    803054204       485      6025  SH          Sole
Starbucks Corp       Common    855244109    291022   5109234  SH          Sole
T Rowe Price Grp Inc Common    74144T108    326329   4358610  SH          Sole
Varian Medical Sys   Common    92220P105    229531   3187931  SH	  Sole
Visa Inc Cl A        Common    92826C839    156546    921725  SH          Sole
W.W. Granger Inc     Common    384802104    100249    445589  SH          Sole